Restructuring and Relocation	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Relocation
Restructuring and Relocation
RESTRUCTURING
In August 2012, the company announced a restructuring plan to transform the company into a branded commodity operator. The restructuring plan is designed to reduce costs and improve the company's competitive position by focusing its resources on the banana and salad businesses, reducing investment in non-core products, reducing overhead and manufacturing cost and limiting consumer marketing activities. The company expects this initiative to result in annual savings of at least $60 million. In connection with this restructuring plan, the company has eliminated approximately 300 positions worldwide. A total of $18 million of restructuring costs have been recognized during 2012 including $11 million of severance and $5 million of impairments primarily related to fixed assets and certain promotional and packaging materials included in inventories associated with non-core European healthy snacking businesses in "Restructuring and relocation costs" in the Consolidated Statements of Income. Restructuring costs also included $2 million of goodwill impairment related to the European healthy snacking business recorded in "Goodwill and trademark impairment" in the Consolidated Statements of Income. The restructuring was substantially complete at December 31, 2012, although cash payments related to the restructuring plan are expected to continue through 2014, primarily related to severance payments to the former chief executive officer.
A reconciliation of the accrual for the restructuring activities ($4 million included in "Accrued liabilities" and $3 million included in "Other liabilities" in the Consolidated Balance Sheet at December 31, 2012) is as follows:

(In thousands)	Severance
December 31, 2011	$—
Severance expense	10,591
Amounts paid	(3,591)
December 31, 2012	$7,000
HEADQUARTERS RELOCATION
Late in 2011, the company committed to relocate its corporate headquarters from Cincinnati, Ohio to Charlotte, North Carolina, affecting approximately 300 positions. Concurrent with the headquarters relocation, the company further consolidated approximately 100 additional positions previously spread across the U.S. to improve execution and accelerate decision-making. The relocation was substantially completed in 2012 and is expected to cost approximately $30 million (including net capital expenditures of approximately $5 million after allowances from the landlord), of which a significant portion is expected to be recaptured through state, local and other incentives through 2022. The company does not expect the restructuring activities described above to affect the realization of the relocation incentives. As of December 31, 2012, the company had incurred a total of $26 million of expense and $5 million of net capital expenditures related to the relocation. The company expects to incur less than $1 million of additional expense primarily related to relocation, recruiting and other costs through 2013, at which time related cash payments will also be substantially complete.
One-time termination costs for affected employees included severance under the company's severance plans and, in some cases, retention awards, both of which required employees to continue providing services until their termination dates in order to be eligible for payment. Estimated payouts under the company's severance plans were accrued at the time the relocation was announced and estimated payouts of retention awards were accrued over the remaining service period. Relocation, recruiting and other costs are being expensed as incurred. Relocation related costs are included in "Restructuring and relocation costs" in the Consolidated Statements of Income.
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2010	$—	$—	$—	$—	$—
Amounts expensed	5,303	265	5,568	284	5,852
Amounts paid	—	(21)	(21)	(176)	(197)
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	2,527	13,129	15,656	4,048	19,704
Amounts paid	(5,799)	(12,295)	(18,094)	(4,238)	(22,332)
December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027

OTHER SEVERANCE
In June 2011, the company realigned its value-added salads overhead cost structure and embedded its global innovation and marketing functions into its business units to better focus on speed, execution and scalability, and to deliver future operating cost savings, particularly in the Salads and Healthy Snacks segment. These actions resulted in $3 million of severance costs during 2011, which were recorded in "Cost of sales" and "Selling, general and administrative" in the Consolidated Statements of Income.